Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,286	$ 1,125
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses), net of hedging activities and income tax recovery (expense) of $11 million and $(2) million, respectively	985	(781)
Other, net of income tax expense of $2 million and nil, respectively	6	(2)
Other comprehensive income (loss)	991	(783)
Comprehensive income	2,277	342
Comprehensive income (loss) attributable to:
Non-controlling interests	244	(2)
Preference equity shareholders	66	65
Common equity shareholders	1,967	279
Comprehensive income	$ 2,277	$ 342